Financial structure and financial costs - Hedging instruments and hedged items by strategy (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bonds | Interest Rate Swap | Fair value hedge
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	3,500	5,000	6,767
Carrying amount of hedging instruments assets			$ 303
Carrying amount of hedging instruments liabilities	$ (86)	$ (151)	(36)
Carrying amount of hedged items liabilities	(3,457)	(4,892)	(7,037)
Cumulative FVH adjustments included in the carrying amount of the hedged items liabilities	$ 43	$ 108	$ (837)
Bonds | Interest Rate Swap | Cash flow hedge
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	12,023	12,782	12,782
Carrying amount of hedging instruments assets	$ 611	$ 815
Carrying amount of hedging instruments liabilities		$ (2)	$ (736)
Bonds | Cross Currency Swaps | Fair value hedge
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	4,671	7,029	9,566
Carrying amount of hedging instruments assets	$ 45		$ 154
Carrying amount of hedging instruments liabilities	(559)	$ (1,124)	(382)
Carrying amount of hedged items liabilities	(4,232)	(5,982)	(8,865)
Cumulative FVH adjustments included in the carrying amount of the hedged items liabilities	$ 439	$ 1,047	$ 701
Bonds | Cross Currency Swaps | Cash flow hedge
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	17,511	17,511	17,511
Carrying amount of hedging instruments assets	$ 108		$ 372
Carrying amount of hedging instruments liabilities	(1,821)	$ (2,731)	(660)
End of hedging (before 2018) | Fair value hedge
Hedging instruments and hedged items by hedging strategy
Cumulative FVH adjustments included in the carrying amount of the hedged items liabilities	$ 10	$ (8)	$ (27)